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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM [redacted]

Part I **Initial Listing Report**

10046226

RECEIVED
2010 JAN 25 PM 3:57
SEC / TM

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.).

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

MSCI Europe Financials Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

EUFN

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

London Exchange, Spanish Market 1, Euronext France, Xetra, Swiss Six Exchange, Italy Continuous, Euronext Netherlands, OMX Exchanges, Athens, Copenhagen, Helsinki, Oslo, Euronext Belguim, Vienna, Euronext Portugal,

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Janet M. Kissane

Title:

Corporate Secretary

Telephone Number:

(212) 656-2039

Manual Signature of Official Responsible for Form:

Janet M Kissane

January 22, 2010

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JAN 25 2010

SEC 2449 (1/99)

Janet Kissane
Corporate Secretary

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.8101
jkissane@nyx.com

RECEIVED
2010 JAN 25 PM 3:57
SEC / TM

Via Overnight Mail

January 22, 2010

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: Form 19b-4(e) – ALPS / ProShares / iShares

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- ALPS Thomson Reuters/Jefferies CRB Wildcatters Exploration & Production Equity ETF linked to the Thomson Reuters/Jefferies CRB Wildcatters Energy E&P Equity Index (Ticker Symbol: WCAT)
- ProShares Ultra 7-10 Year Treasury ETF linked to the Barclays Capital 7-10 Year U.S. Treasury Bond Index (Ticker Symbol: UST)
- ProShares Ultra 20+ Year Treasury ETF linked to the Barclays Capital 20+ Year U.S. Treasury Bond Index (Ticker Symbol: UBT)
- iShares MSCI ACWI ex US Financials Sector Index Fund ETF linked to the MSCI All Country World ex USA Financials Index (Ticker Symbol: AXFN)
- iShares MSCI Emerging Markets Financials Sector Index Fund ETF linked to the MSCI Emerging Markets Financials Index (Ticker Symbol: EMFN)
- iShares MSCI Emerging Markets Materials Index Fund ETF linked to the MSCI Emerging Markets Materials Index (Ticker Symbol: EMMT)
- iShares MSCI Europe Financials Sector Index Fund ETF linked to the MSCI Europe Financials Index (Ticker Symbol: EUFN)
- iShares MSCI Far East Financials Sector Index Fund ETF linked to the MSCI Far East Financials Index (Ticker Symbol: FEFN)

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet M Kissane

Enclosures

cc: Tim Malinowski (NYSE Euronext)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JAN 25 2010